Portfolio of investments—July 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.11%
Frontier Issuer LLC Series 2024-1 Class C144A	11.16%	6-20-2054	$60,900	$67,970
Uniti Fiber ABS Issuer LLC Series 2025-1A Class B144A	6.37	4-20-2055	140,000	142,492
Ziply Fiber Issuer LLC Series 2024-1A Class C144A	11.17	4-20-2054	75,000	80,299
Total asset-backed securities (Cost $282,493)				290,761

	Shares
Common stocks: 94.48%
Australia: 0.89%
Fortescue Ltd. (Materials, Metals & mining)	208,006	2,353,433
Brazil: 1.07%
BB Seguridade Participacoes SA (Financials, Insurance)	467,948	2,816,270
Canada: 1.34%
Power Corp. of Canada (Financials, Insurance)	87,771	3,537,192
China: 2.82%
BYD Co. Ltd. Class H (Consumer discretionary, Automobiles)	175,000	2,555,148
China Construction Bank Corp. Class H (Financials, Banks)	3,080,000	3,150,234
Haier Smart Home Co. Ltd. Class H (Consumer discretionary, Household durables)	548,800	1,728,927
		7,434,309
France: 4.81%
Engie SA (Utilities, Multi-utilities)	180,918	4,066,714
Orange SA (Communication services, Diversified telecommunication services)	273,492	4,160,103
Publicis Groupe SA (Communication services, Media)	20,385	1,862,816
Vinci SA (Industrials, Construction & engineering)	18,763	2,606,345
		12,695,978
Germany: 2.51%
SAP SE (Information technology, Software)	14,490	4,143,495
Siemens AG (Industrials, Industrial conglomerates)	9,756	2,484,884
		6,628,379
Ireland: 4.81%
Johnson Controls International PLC (Industrials, Building products)	27,627	2,900,835
Seagate Technology Holdings PLC (Information technology, Technology hardware, storage & peripherals)	21,946	3,445,741
TE Connectivity PLC (Information technology, Electronic equipment, instruments & components)	13,428	2,762,811
Trane Technologies PLC (Industrials, Building products)	8,199	3,591,818
		12,701,205
Israel: 0.95%
Plus500 Ltd. (Financials, Capital markets)	56,198	2,494,157
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 1

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
Italy: 1.88%
UniCredit SpA (Financials, Banks)	67,356	$4,955,635
Japan: 3.91%
Hitachi Ltd. (Industrials, Industrial conglomerates)	98,900	3,026,404
Panasonic Holdings Corp. (Consumer discretionary, Household durables)	307,900	2,912,524
Sompo Holdings, Inc. (Financials, Insurance)	148,600	4,381,772
		10,320,700
Luxembourg: 0.00%
Intelsat Emergence SA (Communication services, Diversified telecommunication services)♦†	13	0
SES SA (Communication services, Media)†	13	149
		149
Singapore: 1.00%
DBS Group Holdings Ltd. (Financials, Banks)	72,200	2,650,063
South Korea: 1.29%
Samsung Electronics Co. Ltd. (Information technology, Technology hardware, storage & peripherals)	66,746	3,401,639
Spain: 1.17%
Banco Bilbao Vizcaya Argentaria SA (Financials, Banks)	185,809	3,098,970
Switzerland: 1.53%
Coca-Cola HBC AG (Consumer staples, Beverages)	77,669	4,036,628
Taiwan: 2.22%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Information technology, Semiconductors & semiconductor equipment)	24,221	5,852,278
United Kingdom: 4.45%
3i Group PLC (Financials, Capital markets)	69,566	3,801,234
Aviva PLC (Financials, Insurance)	342,296	2,924,578
Barclays PLC (Financials, Banks)	594,970	2,908,224
Brightstar Lottery PLC (Consumer discretionary, Hotels, restaurants & leisure)	141,683	2,102,576
		11,736,612
United States: 57.83%
AbbVie, Inc. (Health care, Biotechnology)#	15,949	3,014,680
Alphabet, Inc. Class A (Communication services, Interactive media & services)#	31,495	6,043,891
Amazon.com, Inc. (Consumer discretionary, Broadline retail)†#	26,540	6,213,279
Apple, Inc. (Information technology, Technology hardware, storage & peripherals)#	28,183	5,849,945
Arista Networks, Inc. (Information technology, Communications equipment)†#	35,831	4,415,096
Booking Holdings, Inc. (Consumer discretionary, Hotels, restaurants & leisure)#	530	2,917,152
See accompanying notes to portfolio of investments
2 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
United States(continued)
Bristol-Myers Squibb Co. (Health care, Pharmaceuticals)#	51,456	$2,228,559
Broadcom, Inc. (Information technology, Semiconductors & semiconductor equipment)#	23,926	7,027,066
Cencora, Inc. (Health care, Health care providers & services)#	10,489	3,000,693
Cheniere Energy, Inc. (Energy, Oil, gas & consumable fuels)#	12,537	2,957,228
Citigroup, Inc. (Financials, Banks)#	53,429	5,006,297
Citizens Financial Group, Inc. (Financials, Banks)#	52,102	2,486,307
ConocoPhillips (Energy, Oil, gas & consumable fuels)#	38,876	3,706,438
Dell Technologies, Inc. Class C (Information technology, Technology hardware, storage & peripherals)#	26,266	3,485,236
Eli Lilly & Co. (Health care, Pharmaceuticals)	3,274	2,422,989
Enviva, Inc. (Energy, Oil, gas & consumable fuels)†	29,737	559,442
Ferguson Enterprises, Inc. (Industrials, Trading companies & distributors)#	11,769	2,628,371
Gap, Inc. (Consumer discretionary, Specialty retail)#	102,283	1,990,427
Gilead Sciences, Inc. (Health care, Biotechnology)#	31,344	3,519,618
InterDigital, Inc. (Information technology, Software)	13,323	3,439,999
International Business Machines Corp. (Information technology, IT services)	11,573	2,929,705
KLA Corp. (Information technology, Semiconductors & semiconductor equipment)	3,438	3,022,105
Ladder Capital Corp. Class A (Financials, Mortgage real estate investment trusts (REITs))	216,366	2,362,717
Lantheus Holdings, Inc. (Health care, Health care equipment & supplies)†	29,952	2,132,283
Merck & Co., Inc. (Health care, Pharmaceuticals)	47,949	3,745,776
Meta Platforms, Inc. Class A (Communication services, Interactive media & services)#	6,164	4,767,484
Microsoft Corp. (Information technology, Software)	20,330	10,846,055
NVIDIA Corp. (Information technology, Semiconductors & semiconductor equipment)	67,960	12,088,045
Omega Healthcare Investors, Inc. (Real estate, Health care REITs)	79,456	3,090,838
Owens Corning (Industrials, Building products)	15,005	2,092,147
Pfizer, Inc. (Health care, Pharmaceuticals)	117,888	2,745,612
Resolute Topco, Inc. (Investment Companies)‡†	2,451	13,481
Simon Property Group, Inc. (Real estate, Retail REITs)	15,501	2,538,909
SLM Corp. (Financials, Consumer finance)	112,721	3,584,528
SS&C Technologies Holdings, Inc. (Industrials, Professional services)	29,128	2,489,861
Sysco Corp. (Consumer staples, Consumer staples distribution & retail)	43,519	3,464,112
TD SYNNEX Corp. (Information technology, Electronic equipment, instruments & components)	23,985	3,463,194
Tesla, Inc. (Consumer discretionary, Automobiles)†	7,315	2,254,995
UGI Corp. (Utilities, Gas utilities)	111,401	4,030,488
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 3

Portfolio of investments—July 31, 2025 (unaudited)

	Shares	Value
United States(continued)
VICI Properties, Inc. Class A (Real estate, Specialized REITs)	118,775	$3,872,065
Walmart, Inc. (Consumer staples, Consumer staples distribution & retail)	42,556	4,169,637
		152,616,750
Total common stocks (Cost $171,908,995)		249,330,347

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 16.97%
United States: 16.97%
AdaptHealth LLC (Consumer, non-cyclical, Pharmaceuticals)144A	5.13%	3-1-2030	$205,000	192,700
Adient Global Holdings Ltd. (Consumer, cyclical, Auto parts & equipment)144A	7.50	2-15-2033	140,000	142,767
Adient Global Holdings Ltd. (Consumer, cyclical, Auto parts & equipment)144A	8.25	4-15-2031	40,000	41,811
Advance Auto Parts, Inc. (Consumer, cyclical, Retail)144A	7.38	8-1-2033	65,000	65,348
AES Corp. (5 Year Treasury Constant Maturity+2.89%) (Utilities, Electric)±	6.95	7-15-2055	180,000	173,434
AES Corp. (5 Year Treasury Constant Maturity+3.20%) (Utilities, Electric)±	7.60	1-15-2055	225,000	227,260
Aethon United BR LP/Aethon United Finance Corp. (Energy, Oil & gas)144A	7.50	10-1-2029	115,000	120,490
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%) (Financial, Diversified financial services)144Aʊ±	5.25	6-15-2026	330,000	327,716
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC (Consumer, non-cyclical, Food)144A	5.88	2-15-2028	160,000	159,874
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer (Financial, Insurance)144A	7.38	10-1-2032	425,000	436,890
Allied Universal Holdco LLC (Consumer, non-cyclical, Commercial services)144A	7.88	2-15-2031	185,000	193,998
American Airlines, Inc./AAdvantage Loyalty IP Ltd. (Consumer, cyclical, Airlines)144A	5.50	4-20-2026	21,250	21,231
AmWINS Group, Inc. (Financial, Insurance)144A	6.38	2-15-2029	130,000	132,382
Antero Midstream Partners LP/Antero Midstream Finance Corp. (Energy, Pipelines)144A	6.63	2-1-2032	80,000	82,237
Arches Buyer, Inc. (Communications, Internet)144A	4.25	6-1-2028	105,000	101,131
Arches Buyer, Inc. (Communications, Internet)144A	6.13	12-1-2028	145,000	138,385
Archrock Partners LP/Archrock Partners Finance Corp. (Energy, Oil & gas services)144A	6.63	9-1-2032	205,000	208,039
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC (Industrial, Packaging & containers)144A	6.00	6-15-2027	270,000	270,238
Ashton Woods USA LLC/Ashton Woods Finance Co. (Consumer, cyclical, Home builders)144A	6.88	8-1-2033	140,000	139,701
AthenaHealth Group, Inc. (Technology, Software)144A	6.50	2-15-2030	175,000	172,034
Azorra Finance Ltd. (Financial, Diversified financial services)144A	7.25	1-15-2031	140,000	142,888
B&G Foods, Inc. (Consumer, non-cyclical, Food)144A	8.00	9-15-2028	240,000	224,401
Beach Acquisition Bidco LLC (PIK at 10.75%) (Consumer, cyclical, Apparel)144A¥	10.00	7-15-2033	165,000	172,025
Blackstone Mortgage Trust, Inc. (Financial, REITs)144A	7.75	12-1-2029	185,000	195,561
See accompanying notes to portfolio of investments
4 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
Block, Inc. (Consumer, non-cyclical, Commercial services)	6.50%	5-15-2032	$250,000	$256,547
Brandywine Operating Partnership LP (Financial, REITs)	8.88	4-12-2029	420,000	450,341
Bristow Group, Inc. (Energy, Oil & gas services)144A	6.88	3-1-2028	410,000	410,970
Buckeye Partners LP (Energy, Pipelines)	5.85	11-15-2043	200,000	177,810
Buckeye Partners LP (Energy, Pipelines)144A	6.88	7-1-2029	90,000	92,645
Builders FirstSource, Inc. (Industrial, Building materials)144A	6.38	3-1-2034	185,000	187,721
Cablevision Lightpath LLC (Communications, Internet)144A	5.63	9-15-2028	190,000	189,372
California Resources Corp. (Energy, Oil & gas)144A	8.25	6-15-2029	80,000	82,179
Camelot Return Merger Sub, Inc. (Industrial, Building materials)144A	8.75	8-1-2028	185,000	169,510
Carvana Co. (PIK at 13.00%) (Consumer, cyclical, Retail)144A¥	9.00	6-1-2030	395,000	413,157
CCM Merger, Inc. (Consumer, cyclical, Entertainment)144A	6.38	5-1-2026	595,000	594,820
CCO Holdings LLC/CCO Holdings Capital Corp. (Communications, Media)144A	4.25	1-15-2034	350,000	301,578
CCO Holdings LLC/CCO Holdings Capital Corp. (Communications, Media)144A	4.50	8-15-2030	825,000	771,887
CCO Holdings LLC/CCO Holdings Capital Corp. (Communications, Media)	4.50	5-1-2032	105,000	95,273
Celanese U.S. Holdings LLC (Basic materials, Chemicals)	6.50	4-15-2030	200,000	202,250
Central Garden & Pet Co. (Consumer, non-cyclical, Household products/wares)	4.13	10-15-2030	125,000	117,469
Chart Industries, Inc. (Industrial, Machinery-diversified)144A	7.50	1-1-2030	115,000	120,466
Chart Industries, Inc. (Industrial, Machinery-diversified)144A	9.50	1-1-2031	135,000	144,372
Chemours Co. (Basic materials, Chemicals)144A	8.00	1-15-2033	245,000	227,904
CHS/Community Health Systems, Inc. (Consumer, non-cyclical, Healthcare-services)144A	5.25	5-15-2030	130,000	113,721
CHS/Community Health Systems, Inc. (Consumer, non-cyclical, Healthcare-services)144A	6.00	1-15-2029	150,000	142,578
CHS/Community Health Systems, Inc. (Consumer, non-cyclical, Healthcare-services)144A	10.88	1-15-2032	140,000	146,773
Churchill Downs, Inc. (Consumer, cyclical, Entertainment)144A	6.75	5-1-2031	210,000	214,416
Cinemark USA, Inc. (Consumer, cyclical, Entertainment)144A	7.00	8-1-2032	445,000	459,500
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%) (Financial, Banks)ʊ±	3.88	2-18-2026	235,000	232,237
Civitas Resources, Inc. (Energy, Oil & gas)144A	9.63	6-15-2033	140,000	144,001
Clean Harbors, Inc. (Industrial, Environmental control)144A	6.38	2-1-2031	165,000	168,474
Clear Channel Outdoor Holdings, Inc. (Communications, Advertising)144A	5.13	8-15-2027	165,000	164,776
Clear Channel Outdoor Holdings, Inc. (Communications, Advertising)144A	7.13	2-15-2031	65,000	64,910
Clear Channel Outdoor Holdings, Inc. (Communications, Advertising)144A	7.50	3-15-2033	20,000	19,965
Clear Channel Outdoor Holdings, Inc. (Communications, Advertising)144A	9.00	9-15-2028	200,000	209,548
Cleveland-Cliffs, Inc. (Basic materials, Iron/steel)144A	7.00	3-15-2032	255,000	248,780
Cloud Software Group, Inc. (Technology, Software)144A	6.50	3-31-2029	295,000	297,916
Cloud Software Group, Inc. (Technology, Software)144A	8.25	6-30-2032	335,000	356,718
Cloud Software Group, Inc. (Technology, Software)144A	9.00	9-30-2029	345,000	357,027
Clydesdale Acquisition Holdings, Inc. (Industrial, Packaging & containers)144A	6.88	1-15-2030	75,000	76,697
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 5

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
Clydesdale Acquisition Holdings, Inc. (Industrial, Packaging & containers)144A	8.75%	4-15-2030	$135,000	$137,778
CommScope LLC (Communications, Telecommunications)144A	8.25	3-1-2027	195,000	195,450
Concentra Health Services, Inc. (Consumer, non-cyclical, Healthcare- services)144A	6.88	7-15-2032	215,000	220,910
Cooper Tire & Rubber Co. LLC (Consumer, cyclical, Auto parts & equipment)	7.63	3-15-2027	190,000	194,750
CoreCivic, Inc. (Consumer, non-cyclical, Commercial services)	8.25	4-15-2029	390,000	412,386
CP Atlas Buyer, Inc. (Industrial, Building materials)144A	9.75	7-15-2030	150,000	151,347
CQP Holdco LP/BIP-V Chinook Holdco LLC (Energy, Pipelines)144A	5.50	6-15-2031	75,000	73,269
CQP Holdco LP/BIP-V Chinook Holdco LLC (Energy, Pipelines)144A	7.50	12-15-2033	335,000	356,763
CSC Holdings LLC (Communications, Media)144A	3.38	2-15-2031	205,000	134,088
CSC Holdings LLC (Communications, Media)144A	5.50	4-15-2027	250,000	241,980
CSC Holdings LLC (Communications, Media)144A	5.75	1-15-2030	120,000	59,165
CSC Holdings LLC (Communications, Media)144A	11.25	5-15-2028	165,000	165,859
DaVita, Inc. (Consumer, non-cyclical, Healthcare-services)144A	6.88	9-1-2032	495,000	508,926
Diebold Nixdorf, Inc. (Technology, Computers)144A	7.75	3-31-2030	215,000	228,112
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc. (Communications, Media)144A	5.88	8-15-2027	60,000	59,670
DISH DBS Corp. (Communications, Media)144A	5.75	12-1-2028	110,000	98,296
DISH Network Corp. (Communications, Media)144A	11.75	11-15-2027	380,000	395,748
EchoStar Corp. (PIK at 6.75%) (Communications, Telecommunications)¥	6.75	11-30-2030	622,275	589,606
Edison International (5 Year Treasury Constant Maturity+3.86%) (Utilities, Electric)±	8.13	6-15-2053	165,000	161,795
Ellucian Holdings, Inc. (Technology, Software)144A	6.50	12-1-2029	220,000	222,864
EMRLD Borrower LP/Emerald Co-Issuer, Inc. (Industrial, Building materials)144A	6.63	12-15-2030	280,000	285,491
Encino Acquisition Partners Holdings LLC (Energy, Oil & gas)144A	8.75	5-1-2031	130,000	143,458
Encore Capital Group, Inc. (Financial, Diversified financial services)144A	9.25	4-1-2029	200,000	210,648
Endo Finance Holdings, Inc. (Consumer, non-cyclical, Pharmaceuticals)144A	8.50	4-15-2031	285,000	303,192
Energizer Holdings, Inc. (Industrial, Electrical components & equipment)144A	4.38	3-31-2029	330,000	312,857
Entegris, Inc. (Technology, Semiconductors)144A	5.95	6-15-2030	135,000	136,209
Enviva Partners LP/Enviva Partners Finance Corp. (Energy, Energy- alternate sources)144A♦†	6.50	1-15-2026	710,000	0
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%) (Utilities, Electric)±	7.63	12-15-2054	245,000	255,983
Excelerate Energy LP (Energy, Pipelines)144A	8.00	5-15-2030	160,000	167,496
EZCORP, Inc. (Financial, Diversified financial services)144A	7.38	4-1-2032	140,000	145,804
FirstCash, Inc. (Consumer, cyclical, Retail)144A	4.63	9-1-2028	100,000	97,770
FirstCash, Inc. (Consumer, cyclical, Retail)144A	6.88	3-1-2032	315,000	322,908
FTAI Aviation Investors LLC (Industrial, Trucking & leasing)144A	5.50	5-1-2028	245,000	244,409
FTAI Aviation Investors LLC (Industrial, Trucking & leasing)144A	7.00	5-1-2031	250,000	259,387
FTAI Aviation Investors LLC (Industrial, Trucking & leasing)144A	7.00	6-15-2032	95,000	98,383
Genesee & Wyoming, Inc. (Industrial, Transportation)144A	6.25	4-15-2032	200,000	202,306
See accompanying notes to portfolio of investments
6 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
Genting New York LLC/GENNY Capital, Inc. (Consumer, cyclical, Lodging)144A	7.25%	10-1-2029	$200,000	$205,914
GEO Group, Inc. (Consumer, non-cyclical, Commercial services)	8.63	4-15-2029	275,000	291,974
GEO Group, Inc. (Consumer, non-cyclical, Commercial services)	10.25	4-15-2031	250,000	274,857
Global Aircraft Leasing Co. Ltd. (Financial, Diversified financial services)144A	8.75	9-1-2027	265,000	273,649
Graham Packaging Co., Inc. (Industrial, Packaging & containers)144A	7.13	8-15-2028	135,000	134,790
Gray Media, Inc. (Communications, Media)144A	9.63	7-15-2032	175,000	176,535
Group 1 Automotive, Inc. (Consumer, cyclical, Retail)144A	6.38	1-15-2030	130,000	132,413
Harvest Midstream I LP (Energy, Pipelines)144A	7.50	9-1-2028	215,000	217,617
Herc Holdings, Inc. (Consumer, non-cyclical, Commercial services)144A	7.00	6-15-2030	250,000	258,384
Hertz Corp. (Consumer, non-cyclical, Commercial services)144A	12.63	7-15-2029	55,000	57,460
Hess Midstream Operations LP (Energy, Pipelines)144A	5.50	10-15-2030	85,000	85,370
Hess Midstream Operations LP (Energy, Pipelines)144A	6.50	6-1-2029	45,000	46,355
Hilcorp Energy I LP/Hilcorp Finance Co. (Energy, Oil & gas)144A	6.00	2-1-2031	160,000	154,124
Hilton Domestic Operating Co., Inc. (Consumer, cyclical, Lodging)144A	6.13	4-1-2032	220,000	224,367
HUB International Ltd. (Financial, Insurance)144A	5.63	12-1-2029	105,000	104,255
HUB International Ltd. (Financial, Insurance)144A	7.25	6-15-2030	35,000	36,485
HUB International Ltd. (Financial, Insurance)144A	7.38	1-31-2032	250,000	260,312
Insight Enterprises, Inc. (Technology, Computers)144A	6.63	5-15-2032	120,000	122,715
IQVIA, Inc. (Consumer, non-cyclical, Healthcare-services)144A	6.25	6-1-2032	80,000	82,036
IQVIA, Inc. (Consumer, non-cyclical, Healthcare-services)144A	6.50	5-15-2030	430,000	443,345
Iron Mountain, Inc. (Financial, REITs)144A	4.50	2-15-2031	230,000	217,514
Iron Mountain, Inc. (Financial, REITs)144A	5.25	7-15-2030	450,000	442,229
Jane Street Group/JSG Finance, Inc. (Financial, Diversified financial services)144A	6.13	11-1-2032	90,000	89,295
Jane Street Group/JSG Finance, Inc. (Financial, Diversified financial services)144A	6.75	5-1-2033	95,000	97,221
Jane Street Group/JSG Finance, Inc. (Financial, Diversified financial services)144A	7.13	4-30-2031	205,000	211,729
Jefferies Finance LLC/JFIN Co-Issuer Corp. (Financial, Diversified financial services)144A	5.00	8-15-2028	145,000	139,830
Jefferies Finance LLC/JFIN Co-Issuer Corp. (Financial, Diversified financial services)144A	6.63	10-15-2031	125,000	124,365
Jefferson Capital Holdings LLC (Financial, Diversified financial services)144A	8.25	5-15-2030	85,000	88,684
Jefferson Capital Holdings LLC (Financial, Diversified financial services)144A	9.50	2-15-2029	125,000	131,908
Kimmeridge Texas Gas LLC (Energy, Oil & gas)144A	8.50	2-15-2030	55,000	56,510
Kinetik Holdings LP (Energy, Pipelines)144A	5.88	6-15-2030	200,000	200,162
Kraken Oil & Gas Partners LLC (Energy, Oil & gas)144A	7.63	8-15-2029	75,000	73,532
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. (Financial, REITs)144A	7.00	7-15-2031	265,000	277,540
Lamb Weston Holdings, Inc. (Consumer, non-cyclical, Food)144A	4.38	1-31-2032	150,000	140,154
Level 3 Financing, Inc. (Communications, Telecommunications)144A	3.63	1-15-2029	160,000	136,000
Level 3 Financing, Inc. (Communications, Telecommunications)144A	3.88	10-15-2030	250,000	214,375
Level 3 Financing, Inc. (Communications, Telecommunications)144A	6.88	6-30-2033	130,000	131,736
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 7

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
LGI Homes, Inc. (Consumer, cyclical, Home builders)144A	8.75%	12-15-2028	$165,000	$173,056
Lithia Motors, Inc. (Consumer, cyclical, Retail)144A	4.38	1-15-2031	175,000	164,612
Lumen Technologies, Inc. (Communications, Telecommunications)144A	10.00	10-15-2032	177,750	179,750
Macy’s Retail Holdings LLC (Consumer, cyclical, Retail)144A	6.13	3-15-2032	165,000	157,983
Match Group Holdings II LLC (Communications, Internet)144A	5.63	2-15-2029	190,000	189,404
MetLife, Inc. Series G (5 Year Treasury Constant Maturity+2.08%) (Financial, Insurance)±	6.35	3-15-2055	125,000	128,307
MPH Acquisition Holdings LLC (Consumer, non-cyclical, Healthcare- services)144A	5.75	12-31-2030	81,372	67,051
MPH Acquisition Holdings LLC (PIK at 0.75%) (Consumer, non-cyclical, Healthcare-services)144A¥	6.75	3-31-2031	74,463	56,778
MPH Acquisition Holdings LLC (PIK at 5.00%) (Consumer, non-cyclical, Healthcare-services)144A¥	11.50	12-31-2030	97,103	95,889
MPT Operating Partnership LP/MPT Finance Corp. (Financial, REITs)144A	8.50	2-15-2032	195,000	202,684
Murphy Oil Corp. (Energy, Oil & gas)	6.00	10-1-2032	130,000	124,752
Nabors Industries Ltd. (Energy, Oil & gas)144A	7.50	1-15-2028	85,000	78,437
Nabors Industries, Inc. (Energy, Oil & gas)144A	9.13	1-31-2030	125,000	123,717
Nationstar Mortgage Holdings, Inc. (Financial, Diversified financial services)144A	6.50	8-1-2029	100,000	102,281
Nationstar Mortgage Holdings, Inc. (Financial, Diversified financial services)144A	7.13	2-1-2032	200,000	208,849
Navient Corp. (Financial, Diversified financial services)	11.50	3-15-2031	255,000	286,889
NCL Corp. Ltd. (Consumer, cyclical, Leisure time)144A	5.88	2-15-2027	140,000	140,415
NCL Corp. Ltd. (Consumer, cyclical, Leisure time)144A	6.75	2-1-2032	105,000	107,848
NCL Corp. Ltd. (Consumer, cyclical, Leisure time)144A	7.75	2-15-2029	80,000	84,867
Newell Brands, Inc. (Consumer, cyclical, Housewares)	6.38	5-15-2030	165,000	159,892
Newell Brands, Inc. (Consumer, cyclical, Housewares)144A	8.50	6-1-2028	200,000	209,575
Nissan Motor Acceptance Co. LLC (Consumer, cyclical, Auto manufacturers)144A	7.05	9-15-2028	50,000	51,513
Oceaneering International, Inc. (Energy, Oil & gas services)	6.00	2-1-2028	135,000	135,784
OneMain Finance Corp. (Financial, Diversified financial services)	7.88	3-15-2030	255,000	268,429
Outfront Media Capital LLC/Outfront Media Capital Corp. (Communications, Advertising)144A	4.63	3-15-2030	150,000	142,394
Outfront Media Capital LLC/Outfront Media Capital Corp. (Communications, Advertising)144A	7.38	2-15-2031	225,000	236,243
Panther Escrow Issuer LLC (Financial, Insurance)144A	7.13	6-1-2031	160,000	165,456
Paramount Global (3 Month LIBOR+3.90%) (Communications, Media)±	6.25	2-28-2057	125,000	120,469
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer (Financial, REITs)144A	5.88	10-1-2028	140,000	139,454
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer (Financial, REITs)144A	7.00	2-1-2030	75,000	76,808
Pattern Energy Operations LP/Pattern Energy Operations, Inc. (Utilities, Electric)144A	4.50	8-15-2028	325,000	315,082
Pediatrix Medical Group, Inc. (Consumer, non-cyclical, Healthcare- services)144A	5.38	2-15-2030	155,000	151,791
Performance Food Group, Inc. (Consumer, non-cyclical, Food)144A	6.13	9-15-2032	130,000	132,013
See accompanying notes to portfolio of investments
8 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
PetSmart, Inc./PetSmart Finance Corp. (Consumer, cyclical, Retail)144A	7.75%	2-15-2029	$145,000	$141,894
PG&E Corp. (Utilities, Electric)	5.25	7-1-2030	300,000	287,762
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%) (Utilities, Electric)±	7.38	3-15-2055	280,000	270,195
PRA Group, Inc. (Financial, Diversified financial services)144A	5.00	10-1-2029	135,000	124,726
Prairie Acquiror LP (Energy, Pipelines)144A	9.00	8-1-2029	200,000	207,158
Quikrete Holdings, Inc. (Industrial, Building materials)144A	6.38	3-1-2032	65,000	66,664
Quikrete Holdings, Inc. (Industrial, Building materials)144A	6.75	3-1-2033	170,000	174,356
QXO Building Products, Inc. (Consumer, cyclical, Retail)144A	6.75	4-30-2032	180,000	185,359
Radiology Partners, Inc. (Consumer, non-cyclical, Healthcare- services)144A	8.50	7-15-2032	200,000	202,082
RB Global Holdings, Inc. (Consumer, cyclical, Distribution/wholesale)144A	7.75	3-15-2031	50,000	52,400
RHP Hotel Properties LP/RHP Finance Corp. (Financial, REITs)144A	6.50	6-15-2033	145,000	148,491
Rocket Cos., Inc. (Financial, Diversified financial services)144A	6.13	8-1-2030	100,000	101,395
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. (Financial, Diversified financial services)144A	4.00	10-15-2033	120,000	106,168
Rocket Software, Inc. (Technology, Software)144A	6.50	2-15-2029	60,000	58,339
Rocket Software, Inc. (Technology, Software)144A	9.00	11-28-2028	225,000	232,190
Rockies Express Pipeline LLC (Energy, Pipelines)144A	6.75	3-15-2033	85,000	88,298
Rockies Express Pipeline LLC (Energy, Pipelines)144A	6.88	4-15-2040	300,000	301,979
Sabre Global, Inc. (Consumer, cyclical, Leisure time)144A	10.75	11-15-2029	218,000	224,533
Sabre Global, Inc. (Consumer, cyclical, Leisure time)144A	11.13	7-15-2030	50,000	52,713
Saks Global Enterprises LLC (Consumer, cyclical, Retail)144A	11.00	12-15-2029	230,000	51,750
Sally Holdings LLC/Sally Capital, Inc. (Consumer, cyclical, Retail)	6.75	3-1-2032	100,000	102,633
SCIH Salt Holdings, Inc. (Basic materials, Chemicals)144A	6.63	5-1-2029	230,000	227,373
Sealed Air Corp./Sealed Air Corp. U.S. (Industrial, Packaging & containers)144A	7.25	2-15-2031	180,000	187,093
Sempra (5 Year Treasury Constant Maturity+2.87%) (Utilities, Electric)±	4.13	4-1-2052	145,000	140,022
Sensata Technologies, Inc. (Industrial, Electronics)144A	6.63	7-15-2032	30,000	30,654
Service Corp. International (Consumer, non-cyclical, Commercial services)	5.75	10-15-2032	275,000	275,652
Service Properties Trust (Financial, REITs)	8.38	6-15-2029	85,000	88,076
Service Properties Trust (Financial, REITs)144A	8.63	11-15-2031	450,000	479,222
Sirius XM Radio LLC (Communications, Media)144A	4.13	7-1-2030	310,000	282,792
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co. (Consumer, cyclical, Entertainment)144A	6.63	5-1-2032	255,000	259,668
Sonic Automotive, Inc. (Consumer, cyclical, Retail)144A	4.63	11-15-2029	75,000	72,128
Sonic Automotive, Inc. (Consumer, cyclical, Retail)144A	4.88	11-15-2031	175,000	164,936
Sotheby’s/BidFair Holdings, Inc. (Consumer, non-cyclical, Commercial services)144A	5.88	6-1-2029	295,000	265,354
Spirit AeroSystems, Inc. (Industrial, Aerospace/defense)144A	9.75	11-15-2030	235,000	258,454
SS&C Technologies, Inc. (Technology, Software)144A	6.50	6-1-2032	275,000	282,765
Standard Building Solutions, Inc. (Industrial, Building materials)144A	6.25	8-1-2033	70,000	70,667
Star Parent, Inc. (Consumer, non-cyclical, Healthcare-services)144A	9.00	10-1-2030	310,000	325,996
Starwood Property Trust, Inc. (Financial, REITs)144A	6.50	7-1-2030	245,000	252,002
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 9

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
United States(continued)
Surgery Center Holdings, Inc. (Consumer, non-cyclical, Healthcare- services)144A	7.25%	4-15-2032	$155,000	$159,372
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. (Energy, Pipelines)144A	6.00	12-31-2030	275,000	269,432
Tenet Healthcare Corp. (Consumer, non-cyclical, Healthcare-services)	6.75	5-15-2031	400,000	411,580
TerraForm Power Operating LLC (Energy, Energy-alternate sources)144A	4.75	1-15-2030	205,000	196,512
TerraForm Power Operating LLC (Energy, Energy-alternate sources)144A	5.00	1-31-2028	195,000	192,374
TransDigm, Inc. (Industrial, Aerospace/defense)144A	6.63	3-1-2032	580,000	596,396
Tri Pointe Homes, Inc. (Consumer, cyclical, Home builders)	5.70	6-15-2028	60,000	60,618
U.S. Foods, Inc. (Consumer, non-cyclical, Food)144A	5.75	4-15-2033	280,000	277,425
United Wholesale Mortgage LLC (Financial, Diversified financial services)144A	5.50	4-15-2029	325,000	317,896
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC (Financial, REITs)144A	6.00	1-15-2030	70,000	66,241
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC (Financial, REITs)144A	8.63	6-15-2032	80,000	81,142
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC (Financial, REITs)144A	10.50	2-15-2028	137,000	144,792
Venture Global Calcasieu Pass LLC (Energy, Pipelines)144A	6.25	1-15-2030	175,000	179,727
Venture Global LNG, Inc. (Energy, Pipelines)144A	8.38	6-1-2031	275,000	284,448
Venture Global LNG, Inc. (Energy, Pipelines)144A	9.88	2-1-2032	125,000	134,868
Venture Global Plaquemines LNG LLC (Utilities, Gas)144A	7.50	5-1-2033	275,000	296,984
Veritiv Operating Co. (Consumer, non-cyclical, Commercial services)144A	10.50	11-30-2030	185,000	200,517
Viking Cruises Ltd. (Consumer, cyclical, Leisure time)144A	5.88	9-15-2027	60,000	59,961
Viking Cruises Ltd. (Consumer, cyclical, Leisure time)144A	7.00	2-15-2029	150,000	151,154
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%) (Utilities, Electric)144Aʊ±	7.00	12-15-2026	135,000	136,318
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%) (Utilities, Electric)144Aʊ±	8.88	1-15-2029	300,000	325,133
Vistra Operations Co. LLC (Utilities, Electric)144A	7.75	10-15-2031	170,000	179,927
WarnerMedia Holdings, Inc. (Consumer, cyclical, Entertainment)	5.05	3-15-2042	210,000	140,375
WarnerMedia Holdings, Inc. Series WI (Consumer, cyclical, Entertainment)	4.05	3-15-2029	180,000	169,009
WESCO Distribution, Inc. (Industrial, Electrical components & equipment)144A	6.63	3-15-2032	295,000	304,384
Whirlpool Corp. (Consumer, cyclical, Home furnishings)	6.13	6-15-2030	170,000	169,595
Windstream Services LLC/Windstream Escrow Finance Corp. (Communications, Telecommunications)144A	8.25	10-1-2031	225,000	235,550
XPLR Infrastructure Operating Partners LP (Utilities, Electric)144A	7.25	1-15-2029	230,000	234,555
Zebra Technologies Corp. (Technology, Office/business equipment)144A	6.50	6-1-2032	200,000	204,995
ZF North America Capital, Inc. (Consumer, cyclical, Auto parts & equipment)144A	6.88	4-23-2032	140,000	130,637
Total corporate bonds and notes (Cost $44,152,804)				44,791,981
See accompanying notes to portfolio of investments
10 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Loans: 1.11%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%) (Consumer, cyclical, Housewares)±	10.11%	10-30-2029	136,460	$136,528
Asurion LLC (U.S. SOFR 1 Month+5.25%) (Financial, Insurance)±	9.72	1-31-2028	216,759	207,971
Asurion LLC (U.S. SOFR 1 Month+3.25%) (Financial, Insurance)±	7.72	7-31-2027	84,339	84,294
Bausch & Lomb Corp. (U.S. SOFR 1 Month+4.25%) (Consumer, non- cyclical, Healthcare-products)±	8.61	1-15-2031	25,000	25,069
CommScope, Inc. (U.S. SOFR 1 Month+5.25%) (Communications, Telecommunications)±	9.61	12-17-2029	425,000	431,668
Connect Finco Sarl (U.S. SOFR 1 Month+4.50%) (Communications, Telecommunications)±	8.86	9-27-2029	85,000	83,260
CSC Holdings LLC (U.S. SOFR 1 Month+4.50%) (Communications, Media)±	8.84	1-18-2028	148,716	148,138
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.25%) (Communications, Media)±	9.82	8-2-2029	185,357	183,611
EW Scripps Co. (U.S. SOFR 1 Month+5.75%) (Communications, Media)±	10.21	6-30-2028	144,800	146,248
First Brands Group LLC (U.S. SOFR 3 Month+5.00%) (Consumer, cyclical, Auto parts & equipment)±	9.57	3-30-2027	104,719	102,232
GEO Group, Inc. (U.S. SOFR 1 Month+5.25%) (Consumer, non-cyclical, Commercial services)±	9.61	4-13-2029	46,250	46,296
Hertz Corp. (U.S. SOFR 3 Month+3.50%) (Consumer, non-cyclical, Commercial services)±	8.07	6-30-2028	154,328	130,548
Hubbard Radio LLC (U.S. SOFR 1 Month+4.50%) (Communications, Media)‡±	8.86	9-30-2027	119,329	65,929
Lumen Technologies, Inc. (U.S. SOFR 1 Month+2.35%) (Communications, Telecommunications)±	6.82	4-15-2030	189,517	188,243
McAfee Corp. (U.S. SOFR 1 Month+3.00%) (Technology, Computers)±	7.33	3-1-2029	134,325	129,595
Modivcare, Inc. (U.S. SOFR 3 Month+4.75%) (Consumer, non-cyclical, Healthcare-services)±	9.05	7-1-2031	318,392	196,343
Modivcare, Inc. (U.S. SOFR 3 Month+7.50%) (Consumer, non-cyclical, Healthcare-services)±	11.78	1-12-2026	56,478	42,676
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+3.75%) (Consumer, non-cyclical, Healthcare-services)±	8.06	12-31-2030	19,655	19,537
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%) (Consumer, cyclical, Retail)±	7.81	3-3-2028	150,000	139,987
Prairie Acquiror LP (U.S. SOFR 1 Month+3.75%) (Energy, Pipelines)±	8.11	8-1-2029	79,003	79,448
Quikrete Holdings, Inc. (U.S. SOFR 1 Month+2.25%) (Industrial, Building materials)±	6.61	2-10-2032	74,812	74,719
Rocket Software, Inc. (U.S. SOFR 1 Month+3.75%) (Technology, Software)±	8.11	11-28-2028	54,313	54,415
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%) (Consumer, cyclical, Airlines)±	8.08	10-20-2027	92,788	93,136
Spirit AeroSystems, Inc. (U.S. SOFR 3 Month+4.50%) (Industrial, Aerospace/defense)±	8.81	1-15-2027	49,872	49,922
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%) (Consumer, cyclical, Airlines)±	8.04	4-1-2031	75,000	75,250
Total loans (Cost $3,120,597)				2,935,063
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 11

Portfolio of investments—July 31, 2025 (unaudited)

	Dividend rate	Shares	Value
Preferred stocks: 1.08%
Brazil: 0.85%
Petroleo Brasileiro SA (Energy, Oil, gas & consumable fuels)	0.06	384,330	$2,240,275
United States: 0.23%
CoBank ACB (U.S. SOFR 3 Month+1.44%) (Financials, Banks)144A†±	5.77	750	607,500
Total preferred stocks (Cost $3,429,113)			2,847,775

	Interest rate	Maturity date	Principal
Yankee corporate bonds and notes: 2.99%
Canada: 0.91%
1261229 BC Ltd. (Consumer, non-cyclical, Pharmaceuticals)144A	10.00%	4-15-2032	$410,000	417,416
Air Canada Pass-Through Trust Series 2020-1 Class C (Consumer, cyclical, Airlines)144A	10.50	7-15-2026	250,000	262,000
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%) (Utilities, Electric)±	4.75	1-18-2082	280,000	271,807
Bausch & Lomb Corp. (Consumer, non-cyclical, Healthcare- products)144A	8.38	10-1-2028	225,000	234,585
Bausch Health Cos., Inc. (Consumer, non-cyclical, Pharmaceuticals)144A	11.00	9-30-2028	80,000	82,200
Baytex Energy Corp. (Energy, Oil & gas)144A	8.50	4-30-2030	90,000	91,588
Bombardier, Inc. (Industrial, Aerospace/defense)144A	8.75	11-15-2030	120,000	129,135
Northriver Midstream Finance LP (Energy, Pipelines)144A	6.75	7-15-2032	135,000	137,447
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%) (Communications, Telecommunications)±	7.13	4-15-2055	440,000	450,253
Saturn Oil & Gas, Inc. (Energy, Oil & gas)144A	9.63	6-15-2029	85,000	84,165
TELUS Corp. (5 Year Treasury Constant Maturity+2.77%) (Communications, Telecommunications)±	6.63	10-15-2055	235,000	237,976
				2,398,572
France: 0.22%
Banijay Entertainment SASU (Consumer, cyclical, Entertainment)144A	8.13	5-1-2029	225,000	233,329
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%) (Financial, Banks)144Aʊ±	8.00	8-22-2031	110,000	117,697
Opal Bidco SAS (Consumer, non-cyclical, Cosmetics/Personal Care)144A	6.50	3-31-2032	225,000	227,258
				578,284
Ireland: 0.25%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%) (Financial, Diversified financial services)±	6.95	3-10-2055	115,000	120,313
GGAM Finance Ltd. (Financial, Diversified financial services)144A	5.88	3-15-2030	275,000	274,668
See accompanying notes to portfolio of investments
12 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ireland(continued)
Perrigo Finance Unlimited Co. (Consumer, non-cyclical, Cosmetics/Personal Care)	6.13%	9-30-2032	$220,000	$222,302
Virgin Media Vendor Financing Notes IV DAC (Communications, Media)144A	5.00	7-15-2028	60,000	58,188
				675,471
Japan: 0.29%
Nissan Motor Co. Ltd. (Consumer, cyclical, Auto manufacturers)144A	8.13	7-17-2035	135,000	141,720
Rakuten Group, Inc. (Communications, Internet)144A	9.75	4-15-2029	315,000	344,899
Rakuten Group, Inc. (5 Year Treasury Constant Maturity+4.25%) (Communications, Internet)144Aʊ±	8.13	12-15-2029	280,000	277,848
				764,467
Liberia: 0.02%
Royal Caribbean Cruises Ltd. (Consumer, cyclical, Leisure time)144A	5.63	9-30-2031	60,000	60,431
Luxembourg: 0.13%
Froneri Lux Finco Sarl (Consumer, non-cyclical, Food)144A	6.00	8-1-2032	140,000	139,421
Telecom Italia Capital SA (Communications, Telecommunications)	7.20	7-18-2036	190,000	199,196
				338,617
Mexico: 0.06%
Borr IHC Ltd./Borr Finance LLC (Energy, Oil & gas)144A	10.00	11-15-2028	164,695	157,472
Netherlands: 0.46%
Braskem Netherlands Finance BV (Basic materials, Chemicals)144A	8.50	1-12-2031	85,000	67,098
Sensata Technologies BV (Industrial, Electronics)144A	5.88	9-1-2030	250,000	250,202
Teva Pharmaceutical Finance Netherlands III BV (Consumer, non- cyclical, Pharmaceuticals)	8.13	9-15-2031	250,000	282,788
Trivium Packaging Finance BV (Industrial, Packaging & containers)144A	8.25	7-15-2030	195,000	205,343
Trivium Packaging Finance BV (Industrial, Packaging & containers)144A	12.25	1-15-2031	230,000	241,499
VZ Secured Financing BV (Communications, Media)144A	5.00	1-15-2032	180,000	158,300
				1,205,230
Panama: 0.18%
Carnival Corp. (Consumer, cyclical, Leisure time)144A	5.75	8-1-2032	85,000	85,576
Carnival Corp. (Consumer, cyclical, Leisure time)144A	6.00	5-1-2029	135,000	136,197
Carnival Corp. (Consumer, cyclical, Leisure time)144A	6.13	2-15-2033	250,000	254,435
				476,208
Singapore: 0.10%
Seagate Data Storage Technology Pte. Ltd. (Technology, Computers)144A	8.50	7-15-2031	250,000	264,031
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 13

Portfolio of investments—July 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Switzerland: 0.11%
UBS Group AG (5 Year Treasury Constant Maturity+3.40%) (Financial, Banks)144Aʊ±	4.88%	2-12-2027	$145,000	$142,243
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Consumer, cyclical, Airlines)144A	9.50	6-1-2028	140,000	143,500
				285,743
United Kingdom: 0.26%
Virgin Media Finance PLC (Communications, Media)144A	5.00	7-15-2030	90,000	81,129
Virgin Media Secured Finance PLC (Communications, Media)144A	4.50	8-15-2030	315,000	292,905
Zegona Finance PLC (Communications, Telecommunications)144A	8.63	7-15-2029	300,000	319,350
				693,384
Total yankee corporate bonds and notes (Cost $7,809,660)				7,897,910

		Yield	Shares
Short-term investments: 1.22%
Investment companies: 1.22%
Allspring Government Money Market Fund Select Class♠∞		4.24	3,212,552	3,212,552
Total short-term investments (Cost $3,212,552)				3,212,552
Total investments in securities (Cost $233,916,214)	117.96%			311,306,389
Other assets and liabilities, net	(17.96)			(47,388,117)
Total net assets	100.00%			$263,918,272

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
‡	Security is valued using significant unobservable inputs.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
See accompanying notes to portfolio of investments
14 | Allspring Global Dividend Opportunity Fund

Portfolio of investments—July 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$3,704,992	$92,506,229	$(92,998,669)	$0	$0	$3,212,552	3,212,552	$169,111
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
iShares MSCI EAFE ETF	Morgan Stanley Co.	(115)	$(1,006,250)	$87.50	8-1-2025	$(3,574)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(228)	(1,915,200)	84.00	8-15-2025	(86,184)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(25)	(217,500)	87.00	8-15-2025	(6,825)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(372)	(3,199,200)	86.00	8-22-2025	(88,908)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(61)	(536,800)	88.00	8-22-2025	(6,626)
iShares MSCI EAFE ETF	Morgan Stanley Co.	(108)	(918,000)	85.00	9-19-2025	(42,660)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(67)	(321,600)	48.00	8-15-2025	(7,169)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(441)	(2,271,150)	51.50	8-15-2025	(1,102)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(1,569)	(8,158,800)	52.00	8-22-2025	(4,707)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(2,390)	(11,950,000)	50.00	9-19-2025	(130,255)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(20)	(94,000)	47.00	9-19-2025	(4,790)
iShares MSCI Emerging Markets ETF	Morgan Stanley Co.	(550)	(2,915,000)	53.00	9-30-2025	(6,600)
Nasdaq 100 Stock Index	Morgan Stanley Co.	(13)	(31,492,500)	24,225.00	8-15-2025	(17,680)
Russell 2000 Index	Morgan Stanley Co.	(55)	(12,677,500)	2,305.00	8-1-2025	(1)
Russell 2000 Index	Morgan Stanley Co.	(3)	(579,000)	1,930.00	8-15-2025	(86,265)
Russell 2000 Index	Morgan Stanley Co.	(3)	(657,000)	2,190.00	8-22-2025	(19,515)
Russell 2000 Index	Morgan Stanley Co.	(12)	(2,904,000)	2,420.00	8-22-2025	(2,430)
S&P 500 Index	Morgan Stanley Co.	(4)	(2,476,000)	6,190.00	8-1-2025	(59,340)
S&P 500 Index	Morgan Stanley Co.	(19)	(12,445,000)	6,550.00	8-1-2025	(143)
S&P 500 Index	Morgan Stanley Co.	(20)	(13,050,000)	6,525.00	8-8-2025	(1,850)
S&P 500 Index	Morgan Stanley Co.	(5)	(3,095,000)	6,190.00	8-8-2025	(82,300)
S&P 500 Index	Morgan Stanley Co.	(2)	(1,124,000)	5,620.00	8-15-2025	(145,270)
S&P 500 Index	Morgan Stanley Co.	(1)	(647,500)	6,475.00	8-15-2025	(1,355)
S&P 500 Index	Morgan Stanley Co.	(8)	(4,992,000)	6,240.00	8-15-2025	(112,080)
S&P 500 Index	Morgan Stanley Co.	(4)	(2,512,000)	6,280.00	8-22-2025	(50,640)
S&P 500 Index	Morgan Stanley Co.	(3)	(1,959,000)	6,530.00	8-29-2025	(6,180)
						$(974,449)
See accompanying notes to portfolio of investments
Allspring Global Dividend Opportunity Fund | 15

Notes to portfolio of investments—July 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2025, such fair value pricing was used in pricing certain foreign securities.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
16 | Allspring Global Dividend Opportunity Fund

Notes to portfolio of investments—July 31, 2025 (unaudited)
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may sell a security it does not own as a result of an exercised written call option. The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or an independent broker-dealer and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such securities during the period are recorded as an expense on the Statement of operations. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received.
The Fund may also purchase call or put options. Premiums paid are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Global Dividend Opportunity Fund | 17

Notes to portfolio of investments—July 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$290,761	$0	$290,761
Common stocks
Australia	0	2,353,433	0	2,353,433
Brazil	2,816,270	0	0	2,816,270
Canada	3,537,192	0	0	3,537,192
China	0	7,434,309	0	7,434,309
France	0	12,695,978	0	12,695,978
Germany	0	6,628,379	0	6,628,379
Ireland	12,701,205	0	0	12,701,205
Israel	0	2,494,157	0	2,494,157
Italy	0	4,955,635	0	4,955,635
Japan	0	10,320,700	0	10,320,700
Luxembourg	0	149	0	149
Singapore	0	2,650,063	0	2,650,063
South Korea	0	3,401,639	0	3,401,639
Spain	0	3,098,970	0	3,098,970
Switzerland	0	4,036,628	0	4,036,628
Taiwan	5,852,278	0	0	5,852,278
United Kingdom	2,102,576	9,634,036	0	11,736,612
United States	152,043,827	559,442	13,481	152,616,750
Corporate bonds and notes	0	44,791,981	0	44,791,981
Loans	0	2,869,134	65,929	2,935,063
Preferred stocks
Brazil	2,240,275	0	0	2,240,275
United States	0	607,500	0	607,500
Yankee corporate bonds and notes	0	7,897,910	0	7,897,910
Short-term investments
Investment companies	3,212,552	0	0	3,212,552
Total assets	$184,506,175	$126,720,804	$79,410	$311,306,389
Liabilities
Written options	$964,105	$10,344	$0	$974,449
Total liabilities	$964,105	$10,344	$0	$974,449
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At July 31, 2025, the Fund did not have any transfers into/out of Level 3.
18 | Allspring Global Dividend Opportunity Fund